SEGMENT REPORTING (Narrative) (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of operating segments		2	2	2
Sales Revenue, Net
Segment Reporting Information [Line Items]
Concentration Risk Threshold Percentage	11.90%	10.00%	10.00%